RELATED PARTIES - TRANSACTIONS	12 Months Ended
Aug. 31, 2012
RELATED PARTIES - TRANSACTIONS [Abstract]
RELATED PARTIES - TRANSACTIONS
NOTE 16 - RELATED PARTIES - TRANSACTIONS:

a.	During each of the fiscal years of 2012 and 2011 the Company paid to directors $30,000, for managerial services.

b.	As to the agreements with Hadasit, see note 9a.

c.
On July 1, 2008, the Subsidiary entered into a consulting agreement with KNRY Ltd. ("KNRY"), an Israeli company owned by Nadav Kidron, whereby Mr. Nadav Kidron, through KNRY, will provide services as President and Chief Executive Officer of both Oramed and the Subsidiary (the "Nadav Kidron Consulting Agreement"). Additionally, on July 1, 2008, the Subsidiary entered into a consulting agreement with KNRY whereby Dr. Miriam Kidron, through KNRY, will provide services as Chief Medical and Technology Officer of both Oramed and the Subsidiary (the "Miriam Kidron Consulting Agreement" and together with the Nadav Kidron Consulting Agreement, the "Consulting Agreements"). The Consulting Agreements replaced the employment agreements entered into between the Company and KNRY, dated as of August 1, 2007, pursuant to which Nadav Kidron and Miriam Kidron, respectively, provided services to the Company and the Subsidiary. The Consulting Agreements are both terminable by either party upon 60 days prior written notice. The Consulting Agreements provide that KNRY (i) will be paid, under each of the Consulting Agreements, in NIS a gross amount of NIS50,400 per month (as of August 31, 2012 the monthly payment in the Company's functional currency is $12,512) and (ii) will be reimbursed for reasonable expenses incurred in connection with performance of the Consulting Agreements.

d.	As to options granted to related parties, see note 11h.

e.
According to the JV Agreement (note 5), Entera rented office space and services from the Subsidiary for a period of up to 24 months commencing August 19, 2010, for a non-refundable, up-front fee in the amount of $36,000. The rent period ended on March 31, 2011, when the JV Agreement was terminated.

f.
According to the JV agreement (note 5), the subsidiary of the Company provided accounting services to Entera at a monthly fee in the amount of NIS 3,500 ($869). These services were ceased on March 31, 2011, when the JV agreement was terminated.

g.	Balances with related parties:

	August 31
	2012	2011
Accounts Receivables - KNRY	$404	-
Accounts payable and accrued expenses - KNRY	-	$18,502